ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Disclosure of accumulated other comprehensive income (loss)
Attributable to Limited Partners
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to limited partners for the years ended December 31, 2025, 2024 and 2023:

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2025	$(337)	$21	$92	$(224)
Other comprehensive income (loss)	134	90	(35)	189
Balance as at December 31, 2025	$(203)	$111	$57	$(35)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2024	$(189)	$5	$54	$(130)
Other comprehensive income (loss)	(150)	16	38	(96)
Ownership changes	2	—	—	2
Balance as at December 31, 2024	$(337)	$21	$92	$(224)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2023	$(247)	$(8)	$112	$(143)
Other comprehensive income (loss)	51	13	(48)	16
Ownership changes	7	—	(10)	(3)
Balance as at December 31, 2023	$(189)	$5	$54	$(130)
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(1)Represents net investment hedges, cash flow hedges and other reserves.